Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade Accounts Receivable	As of December 31, 2020 and 2019, consolidated trade accounts receivable consisted of:

		2020	2019
Trade accounts receivable	$	1,654	1,637
Allowances for expected credit losses		(121)	(116)

	$	1,533	1,521

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss

As of December 31, 2020, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	284	38	13.7%
United States		477	8	1.7%
Europe, Middle East, Africa and Asia		766	51	6.7%
South, Central America and the Caribbean		94	20	21.3%
Others		33	4	12.1%

	$	1,654	121

Summary of Allowance for Expected Credit Losses
Changes in the allowance for expected credit losses in 2020, 2019 and 2018, were as follows:

		2020	2019	2018
Allowances for expected credit losses at beginning of period	$	116	119	109
Adoption effects of ECL model as of January 1, 2018		—	—	29
Charged to selling expenses		23	12	8
Deductions		(19)	(16)	(20)
Foreign currency translation effects		1	1	(7)

Allowances for expected credit losses at end of period	$	121	116	119